Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related-Party Transactions
Related-Party Transactions

(21)              Related-Party Transactions

For the years presented, in addition to the transactions described in note (8), note (9) and note (16), the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	293,101	343,226	452,268	72,594
Purchase of raw materials and services from related parties (note (b))	1,435,562	1,322,363	1,144,343	183,680

	December 31,
	2011	2012
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	281,509	284,515	45,668
Prepayments for materials to related party suppliers (note (b))	157,226	183,269	29,417
Other amounts due from related parties (note (c))	116,807	226,794	36,402
Total due from related parties	555,542	694,578	111,487

Prepayments for construction of property, plant and equipment to related party suppliers (note (d))	70,744	21,249	3,411
Total other due from related parties	70,744	21,249	3,411

Amounts due to related parties (note (b))	(242,575)	(353,558)	(56,750)
Total due to related parties	(242,575)	(353,558)	(56,750)

Notes:

(a)                      The Company sold PV modules of RMB 14,020, RMB 9,439 and RMB 10,454 (US$1,678) to its affiliate, Tibetan Yingli, for the years ended December 31, 2010, 2011 and 2012.  The Company sold products of RMB 105,598, RMB 96,386 and RMB 128,621 (US$20,645) to the subsidiaries of Yingli Group for the years ended December 31, 2010, 2011 and 2012, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB 173,483, RMB 5,844 and RMB 198,805 (US$31,910) to an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2010, 2011 and 2012, respectively. The Company sold PV modules of RMB 231,557 and RMB 114,388 (US$18,361) to an affiliate which the Company holds 20% of its equity interest for the years ended December 31, 2011 and 2012.

(b)                       The Company purchased raw materials of RMB 703,625, RMB 1,090,362 and RMB 854,822 (US$137,209) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2010, 2011 and 2012, respectively. The company purchased services of RMB 29,564, RMB 62,798 and RMB 288,793 (US$46,354) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2010, 2011 and 2012, respectively. The Company imported the polysilicon of RMB 663,012, RMB 169,203 and RMB 728 (US$117) from an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2010, 2011 and 2012, respectively.

(c)                        Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries.  In 2011, Tianwei Yingli made a one-year entrusted loan of RMB 100,000 at an interest rate of 7.22% per annum to a subsidiary of Yingli Group.  The entrusted loan was extended for another one year before due in 2012. In 2012, Yingli Hainan made a one-year entrusted loan of RMB 50,000 (US$8,026) at an interest rate of 5.40% per annum to a subsidiary of Yingli Group. In 2012, Fine Silicon entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 (US$1,605) deposits for guarantee of the lease (see note 16).  In 2012, Lixian Yingli entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 (US$721) deposits for guarantee of the transaction.  As of December 31, 2012, the lease has not yet started. These deposits will be returned when the transactions were completed. In 2012, the Company paid custom duty in RMB 32,245 (US$5,176) on behalf of Shuntong Wuliu.  As of December 31, 2012, the outstanding balance due from Shuntong Wuliu amounted to RMB 30,480 (US$4,893).

(d)                       The balance as of December 31, 2011 and 2012 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the consolidated balance sheets.